Related Party Transactions (Detail) shares in Thousands				4 Months Ended	12 Months Ended			21 Months Ended
	May 08, 2019 USD ($)	Jan. 01, 2018 Subsidiaries	Sep. 25, 2017 USD ($)	May 08, 2019 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	May 11, 2020 USD ($) shares	Sep. 30, 2018	Mar. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Loss on deconsolidation of Altera (note 13)					$ 0	$ 0	$ (7,070,000)
Altera
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000			$ 25,000,000
Proceeds from sale of assets, net of cash sold (notes 13 and 18)	100,000,000
Equity Method Investment, Other than Temporary Impairment					64,900,000
Equity Method Investment, Realized Gain (Loss) on Disposal					8,900,000
Equity-accounted joint ventures | LNG Carriers
Related Party Transaction [Line Items]
Revenue from related parties					78,300,000	68,800,000	55,200,000
Altera
Related Party Transaction [Line Items]
Revenue from related parties				$ 7,600,000			21,000,000.0
Altera | Shuttle Tankers
Related Party Transaction [Line Items]
Number Of Vessels Chartered In | vessel				2
Altera | Fso [Member]
Related Party Transaction [Line Items]
Number Of Vessels Chartered In | vessel				3
Altera | Technical Services
Related Party Transaction [Line Items]
Related party expenses				$ (9,600,000)			(25,700,000)
Altera | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related party expenses				(20,800,000)			(56,300,000)
Teekay Offshore
Related Party Transaction [Line Items]
Loss on deconsolidation of Altera (note 13)			$ 0
Teekay LNG
Related Party Transaction [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal					5,600,000
Teekay LNG | Elimination of Teekay LNG's IDR in exchange for units issued
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Issued | shares									10,750
Common Unit, Issuance Value									$ 122,600,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent					116,600,000
Teekay LNG | MALT Joint Venture | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related party expenses					(23,600,000)	(20,000,000.0)	(7,700,000)
Altera
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000.0			$ 25,000,000.0
Equity Method Investment, Other than Temporary Impairment						64,900,000
Equity Method Investment, Realized Gain (Loss) on Disposal						$ 8,900,000
Altera | Transferred Subsidiaries
Related Party Transaction [Line Items]
Number of subsidiaries | Subsidiaries		7
Transferred Subsidiaries
Related Party Transaction [Line Items]
Loss on deconsolidation of Altera (note 13)							$ 7,100,000
Revolving Credit Facilities
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity					$ 921,700,000			$ 921,700,000
Revolving Credit Facilities | Altera
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											$ 125,000,000.0
Revolving Credit Facilities | Teekay Parent [Member] | Altera
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											25,000,000.0
Revolving Credit Facilities | Altera
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											$ 100,000,000.0
MALT Joint Venture | Teekay LNG
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage					52.00%			52.00%
Lessee, Operating Lease, Term of Contract										2 years
Lessee, Operating Lease, Extension Of Term Of Contract								21 months
Retained Earnings | Teekay LNG | Elimination of Teekay LNG's IDR in exchange for units issued
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent					$ 116,600,000
Non-controlling Interest | Teekay LNG | Elimination of Teekay LNG's IDR in exchange for units issued
Related Party Transaction [Line Items]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests					107,600,000
AOCI Atrributable to Parent [Member] | Teekay LNG | Elimination of Teekay LNG's IDR in exchange for units issued
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent					$ 9,000,000.0
Altera | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Transferred Subsidiaries
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%